SUBSEQUENT EVENTS 04/30/17 (Details Narrative)	1 Months Ended	3 Months Ended
	Sep. 13, 2017	Jul. 26, 2017
Third Promissory Note [Member]
Event Description	The Company received an aggregate of $300,000 of Third Promissory Notes.	The Company received an aggregate of $250,000 of Third Promissory Notes;
Third Promissory Note 2 [Member]
Event Date		Jul. 10, 2017
Event Description		the Company issued 112,433 bonus shares to the Lender pursuant to the terms of the Third Promissory Notes (Note 5).